Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Tygris	Dec. 31, 2010 Bank Of Florida
Operating Activities:
Net income	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,365
Add: Net loss from discontinued operations			0	0	172
Net income from continuing operations	23,018	31,211	52,729	188,900	53,537
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums on investments	4,710	4,308	13,642	6,307	487
Depreciation and amortization of tangible and intangible assets	18,091	9,643	24,155	14,888	9,216
Amortization of loss on settlement of interest rate swaps	3,674	3,797	7,515	5,388	4,079
Amortization and impairment of mortgage servicing rights	108,760	44,217	135,478	93,147	65,464
Deferred income taxes	(8,347)	39,272	44,160	13,604	(11,393)
Provision for Loan and Lease Losses	17,112	27,034	49,704	79,341	121,912
Loss on other real estate owned	4,605	8,664	14,471	16,034	3,204
Gain on sale of investments, net			(15,892)	(21,975)	(8,956)
Bargain purchase gain			0	(68,056)	0
Loss (gain) on extinguishment of debt, net			(4,400)	4,607	0
Writedown of indemnification asset	8,680		8,680	22,023	0
Proceeds from sale and maturities of trading securities			0	0	233,403
Share-based compensation expense	2,229	4,281	3,732	4,293	7,630
Payments for settlement of forward interest rate swaps	(14,002)	(2,796)	(4,816)	(9,254)	(12,855)
Other operating activities	(2,778)	2,665	439	935	1,654
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Loans held for sale, including proceeds from sales and repayments	(788,325)	401,193	(991,814)	(390,569)	(506,388)
Other assets	37,043	3,800	(60,646)	156,902	(29,697)
Accounts payable and accrued liabilities	1,638	6,093	26,672	71,101	(2,215)
Net cash provided by (used in) continuing operating activities			(696,191)	187,616	(70,918)
Cash used in discontinued operations			0	0	(667)
Net cash provided by (used in) operating activities	(592,572)	583,382	(696,191)	187,616	(71,585)
Investment securities available for sale:
Purchases	(210,717)	(972,910)	(1,223,649)	(1,846,442)	(1,381,757)
Proceeds from sales	0	60,961	676,340	967,769	53,415
Proceeds from prepayments and maturities	274,042	302,866	654,851	556,691	199,099
Investment securities held to maturity:
Purchases	(14,917)	(153,885)	(163,872)	(3,545)	(3,307)
Proceeds from prepayments and maturities	13,506	4,531	16,451	2,913	644
Net proceeds from sale of (purchases of) reverse repurchase agreements			25,000	(25,000)	0
Purchases of other investments	(37,422)	(2,552)	(32,655)	(7,946)	(65,681)
Proceeds from sale of other investments	0	43,060	37,512	11,394	36,630
Decrease (increase) in loans held for investment, net of discount accretion,premium amortization and principal repayments	(880,630)	(940,821)	(1,335,415)	(545,528)	253,565
Cash acquired in acquisition						69,480	147,702
Cash paid for acquisition	(351,071)	0
Purchases of premises and equipment, including equipment under operating leases	(31,267)	(26,225)	(62,754)	(36,212)	(13,501)
Proceeds related to sale or settlement of other real estate owned	18,664	24,540	45,255	32,238	23,432
Proceeds from insured foreclosure claims	61,869	116,348	213,512	172,423	89,647
Purchases of mortgage servicing rights			(4,679)	(123,118)	(107,130)
Other investing activities	(190)	(653)	(3,936)	1,499	(1,668)
Net cash used in investing activities	(1,158,133)	(1,544,740)	(1,158,039)	(625,682)	(916,612)
Financing Activities:
Net increase in nonmaturity deposits	343,692	153,393	544,088	2,124,475	1,273,752
Net increase in time deposits	182,987	100,007	71,825	3,848	43,569
Increase (decrease) in short-term Federal Home Loan Bank (FHLB) advances	370,000	310,000	370,500	63,000	(139,280)
Proceeds from long-term FHLB advances	1,100,000	6,158	191,858	77,428	235,000
Repayments of long-term FHLB advances	(223,500)	(85,008)	(190,240)	(295,035)	(518,500)
Principal repayments of long-term debt, including early extinguishment			(5,620)	(386,157)	0
Proceeds from issuance of common stock	207,514	1,093	1,672	281	64,959
Other financing activities	(6,737)	(9,916)	(4,093)	(3,826)	(10,952)
Net cash (used in) provided by financing activities	1,973,956	475,727	979,990	1,584,014	948,548
Net change in cash and cash equivalents	223,251	(485,631)	(874,240)	1,145,948	(39,649)
Cash and cash equivalents at beginning of period	294,981	1,169,221	1,169,221	23,273	62,922
Cash and cash equivalents at end of period	518,232	683,590	294,981	1,169,221	23,273
Supplemental Disclosures of Cash Flow Information:
Interest			138,080	147,925	169,544
Income taxes			(25,651)	60,290	50,592
Supplemental Schedules of Noncash Investing Activities:
Accrued liabilities related to purchases of mortgage servicing rights			0	10,450	42,827
Loans transferred to other real estate owned from loans held for investment	26,472	40,186	63,301	55,790	31,068
Loans transferred to foreclosure claims from loans held for investment	67,487	120,526	197,878	191,050	112,363
Loans transferred to foreclosure claims from loans held for sale	142,519	10,264
Additions of originated mortgage servicing assets for loans sold	37,027	26,657	56,268	71,804	86,735
Transfer of investments available for sale to investments held to maturity			0	0	24,204
Loans transferred from held for investment to held for sale			780,391	33,293	0
Loans transferred from held for sale to held for investment	26,138		15,788	332,788	0
Issuance of stock for TCFG acquisition			$ 0	$ 291,511	$ 0